Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2016	Jan. 02, 2016
Consolidated Balance Sheets
Trade accounts receivable, allowances (in dollars)	$ 47.8	$ 31.5
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, authorized shares	400,000,000	400,000,000
Common stock, issued shares	124,126,624	124,126,624
Common stock, outstanding shares	88,308,860	89,967,697
Treasury stock, shares	35,817,764	34,158,927